Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments
Note 26 - Contingent liabilities and commitments

-      The Company has an obligation to pay incentives to several customers that are not subject to the Food Law, 5744-2014, which came into effect on January 15, 2015. Some of those incentives are payable as a rate of total annual sales to those customers, and some of those incentives are payable as a rate of acquisitions in excess of an agreed upon annual volume of activities. The incentives are calculated specifically for each customer.

-    On June 4, 2020, a General Meeting of the Shareholders of the company approved management services agreements pursuant to which Messrs. Joseph Williger and Zwi Williger are to serve as active co-chairmen of the Board of Directors.

According to the Management Services Agreements, each of the co-Chairmen are to serve as an active co-Chairman of the Board of Directors on a full-time basis (100% of a full-time position), over a period of three years from as of January 1, 2020. Messrs. Joseph Williger and Zwi Williger will each be entitled to monthly management fees of NIS 100,000 plus VAT (hereinafter – “the Monthly Management Fees”) and to annual remuneration for participation in meetings of the Board of Directors and/or its committees according the “minimum amount” as set forth in the Israeli Companies Regulations (Rules Regarding Compensation and Expenses of an External Director) in addition to the Monthly Management Fees.

Messrs. Joseph Williger and Zwi Williger will each be entitled to annual bonus at a total amount that will not exceed NIS 2,500 thousand plus VAT, provided that the annual operating profit will not be less than NIS 30 million, on the basis of the mechanism set out below: (a) a bonus of up to 2% for the initial NIS 10 million of operating profit; (b) a bonus of up to 3% of operating profit in excess of NIS 10 million and up to and including NIS 15 million; (c) a bonus of up to 4% of operating profit in excess of NIS 15 million and up to and including NIS 20 million; (d) a bonus of up to 5% of operating profit in excess of NIS 20 million.

The Management Services Agreements include an advance notice period and a retirement grant of 3-6 months (according to the period that has elapsed since the date of entering into the engagement and according to the identity of person/entity who terminated the engagement).

Messrs. Joseph Williger and Zwi Williger will be included in the Company's insurance policy, including directors and office holders policy (if any), and they will also be entitled to an exemption and indemnification letter from the Company in accordance with the exemption and indemnification letters that were adopted and/or will be adopted by the company with regard to all of its office holders.

Under the Management Service Agreement, the Company will provide each of Messrs. Joseph Williger and Zwi Williger a personal vehicle and means of communication (mobile and landline phone and home internet). The company shall bear all the expenses relating to the provision of the above, including grossing up the related tax in connection therewith.

-      On April 1, 1997, the parent Company, Willi-Food Investments Ltd., and the Company entered into an agreement for the provision of management, administration, bookkeeping, secretarial and controllership services. Pursuant to the said agreement, the parent company shall pay the Company a monthly amount of NIS 10,000 plus VAT for the said services and for external services that are provided at the same time to the parent Company and to the subsidiary by the same third party, such as legal services, auditing services, etc., but excluding unique and specific services that are provided to the parent Company or to the company.

-     On February 24, 2016, a motion to certify a derivative action (hereinafter - the “Motion”) was received at the parent Company’s offices. The Motion was filed with the District Court (Economic Department) in Tel Aviv by Yaad Peer Management Services Ltd. (hereinafter - the “Applicant”), that holds shares of the parent Company. The motion was filed against all directors and office holders in the Company. The parent Company and the Company were added as respondents to the Motion. The Motion deals with the Applicant’s claim for damages suffered by the parent Company, which is estimated by the Applicant, as of the filing of the Motion, at approximately $ 3 million, due to an alleged violation of the directors’ and officers’ fiduciary duty, duty of care and duty of expertise towards the parent Company in connection with a $3 million investment in a company registered in the Czech Republic and which holds an inactive hotel in the Czech Republic. According to the Applicant, the investment is not related in any way to the activity of the Company and is probably used to assist the controlling shareholder of the parent Company in other matters or to cover his other obligations.

On August 16 2018, the Company filed a notice whereby it intends to lodge a lawsuit against the office holders in connection with the events which are the subject matter of the motion and therefore it is no longer needed to discuss the motion to approve a derivative action. In view of Company's notice, the said motion was stricken out and by a court ruling on October 4, 2018 and the case was closed. on November 4, 2018 the Company filed a NIS 4,183,208 lawsuit against the Company’s former controlling shareholder – Mr. Gregory Gurtovoy and against five (former) Company directors and senior office holder - Israel Joseph Schneerson, Pavel Buber, Iram Ephraim Graiver. Ilan Menachem Admon and Zalman Vigler (hereafter jointly: the “Defendants”). According to the Company, the Defendants conspired to cause the use of millions of NIS of the Company funds as collaterals to loans extended to foreign private companies related to the Company’s controlling shareholders on dates which are relevant to the lawsuit without obtaining the required approvals from the Company’s directors and without issuing the required report to Company’s shareholders. The lawsuit is based on the claim that an agreement signed by the Company, whereunder it has allegedly invested in the bonds of a Czech company, is not a genuine agreement; rather, it is claimed, the purpose of the agreement was to assist the then controlling shareholders (Gregory Gurtovoy and others) to secure private loans extended by the Austrian bank Meinl, while using the company's funds for their concealed and inappropriate purposes. The Company demands that the Defendants compensate it for the funds that were not refunded to the Company (in NIS values) plus a compensation at the rate of the alternative yield and a compensation equal to the amounts paid by the Company to enable the refund of the funds. On January 24, 2019, the Defendants filed statements of defense, various motions (to dismiss in limine and/or delay the proceedings) and a counterclaim against willi-food and against the Company as part of this proceeding. In their counterclaim the Defendants claims that they are entitled for funding of their legal defense and/or for indemnification and exemption from the Company in respect of the lawsuit and request the Court to order the Company to fund their legal defense against the Company’s lawsuit. Since the Defendants are accused of breaching their fiduciary duty to the Company, Company’s management is of the opinion that their claims on this matter will be rejected. On December 25, 2019, the Court issued a resolution which approves an application to give a Court ruling status to a compromise agreement signed between G. Willi-Food and Mr. Ilan Admon; according to the said compromise agreement, the mutual claims lodged on behalf of the parties in this filed were rejected without issuing an order for court costs. The proceedings relating to the other defendants shall continue as planned. A pre-trial hearing was set to April 29, 2021. In view of the above, Company’s management is of the opinion that the disclosure in the financial statements and in the notes thereto is sufficient.

-       On July 23, 2017, Mr. Iram Graiver, former CEO of the Company and Willi-Food (hereinafter - “Mr. Graiver”) filed a lawsuit to the Regional Labor Court in Tel Aviv Jaffa (hereinafter - “the Labor Court”) claiming payment of social rights and different compensations at the total amount of NIS 2,377,305. On November 26, 2017, the Company filed a statement of defense. On July 27, 2017, the Company filed a lawsuit to the Labor Court against Mr. Graiver, demanding that he repays funds that he has taken unlawfully from the Company, amounting to NIS 1,694,325. According to the Company, throughout his term of employment as an office holder in the Company, the defendant has unlawfully taken from the Company salary, bonus in respect of 2016 and reimbursement of expenses. According to the Company, Mr. Graiver has done so while breaching his fiduciary duty and his duty of care towards the Company as well as the cogent provisions of the Companies Law, 5759-1999, whereby it is mandatory that payments of the type taken from the Company by Mr. Graiver are approved by the General Meeting of the Company’s shareholders; according to the Company, Mr. Graiver has not obtained such an approval. On November 2, 2017, a resolution was issued to join the hearings pertaining to the two proceedings described above. On November 26 2017 statements of defense were filed by the Company and Mr. Graiver and on March 7 2018 a preliminary hearing was held. The parties are in the process of document discovery and review. Proof hearing was held on January 15 2020. Second Proof hearing was held on June 7 2020. further proof hearing has yet to be scheduled. In view of the above, Company’s management is of the opinion that the disclosure regarding the proceedings in the financial statements and in the notes thereto is sufficient.

-       On October 29, 2009, the Company, and the subsidiary Euro European Dairies Ltd. (hereafter – the “Companies”) filed to the Rishon-LeZion Magistrates Court a lawsuit demanding the refund of import permit fees at the total amount of approximately NIS 1.3 million. In a ruling issued on May 13 2015, the Rishon-LeZion Magistrates Court accepted the position of the Companies to the effect that the fees in respect of early registration for food import permits were collected unlawfully and that the Companies and other food importers have an independent cause to demand the repayment of the fees that were paid, by virtue of the Unjust Enrichment Law, 1979 (hereafter – the “Law”). In addition, a partial exemption from refund was determined in accordance with Section 2 of the Law in respect of an amount equivalent to 30% of the amounts of fees claimed and proven, due to the Ministry of Health’s mechanism for regulating imported food, which granted the Companies protection from criminal and civil lawsuits in respect of damage caused to consumers from damaged imported food. As a result of the ruling, the Company received in 2015 a total of approximately NIS 1.1 million. After the Ministry of Health appealed against the ruling, on April 19 ,2017, a partial ruling was issued that upholds the rulings of the Magistrates Court unchanged in connection with the refund of fees and the rate of fees to be refunded; however, the question relating to the threshold for proving the damage remained outstanding. On November 15, 2015, the Companies filed a second lawsuit against the Ministry of Health for the refund of early registration fees for food import permits at the total amount of approximately NIS 2 million, which were paid by the Companies in 2009-2016. On January 1, 2019, it was proposed by the court to go to the outline of mediation. On December 31, 2020, a settlement agreement was signed under which the Company is entitled to receive NIS 0.6 million in addition to NIS 1.1 million received in 2015.

-       On December 1, 2013, the Companies filed to the Rishon-LeZion Magistrates Court a lawsuit against the Ministry of Health, demanding the refund of customs clearance fees at the total amount of approximately NIS 2.1 million. The fees were paid to the Ministry of Health in respect of clearance of food products from the port, which, according to the Companies, was in effect carried out by the Customs Authorities and therefore the fees were collected unlawfully. On May 13, 2015, a ruling was issued stating that the closure release fees were collected by the Health Ministry unlawfully. The ruling ordered the Ministry of Health to repay 70% of the fees paid by the Companies. On July 8, 2015, appeals were filed by both parties. After several appeals hearings, the court offered the parties to proceed to a mediation proceeding. The parties agreed to enter into a mediation process on all issues included in the appeal and the pending lawsuits. On December 31, 2020, a settlement agreement was signed, under which a total of NIS 1.3 million will be paid to the Companies. On January 9, 2020, the Magistrate's Court upheld the ruling. During April 2020 the company received approximately NIS 1.3 million from the ministry of health.

-       In March 2019, the Yavne municipality issued an amended municipal taxes assessment (hereafter – the “Assessment”) in respect of an asset located in Yavne, in which the Company operates. As part of the Assessment, occupied land at the area of 3,600 square meters was added to the amount of the assessment. The municipality also amended the Assessment retroactively in respect of the years 2016-2019, such that according to the municipality the overall addition for payment amounts to NIS 734,186 as of the end of 2020. Following the said amendment of the Assessment, the Company contested it and filed an appeal and an administrative petition, which describe the Company's claim against the additional amount payable in respect of 2020 and thereafter and object to the municipality’s decision to apply the amendment of the Assessment retroactively 2016-2019 contrary to a valid compromise agreement. As part of the negotiations that were conducted commensurate with the legal proceedings, an outline of a compromise was reached with the Yavne Municipality, whereby the Company will pay a total of NIS 380 thousand in settlement of all the claims made by the municipality with regard to the additional land as mentioned above through December 31 2020.

-       A lawsuit and a motion to approve it as class action was filed on July 17, 2019, against the Company and 11 other respondents to the Jerusalem District Court for allegedly not complying with the food labelling standard in connection with one of its products and thereby misleading consumers. The applicant claimed generally that the respondents have jointly caused monetary damages of NIS 5 and more than NIS 3 million to him and the other members of the group of plaintiffs, respectively. The Company filed an application to dismiss the motion. On March 5 2020 a pre-trial was held. During the pre-trial, the court recommended to the parties to apply an application for consent to withdraw from the request for approval. On May 12 a verdict was held. according to the verdict the motion will be deleted and the personal lawsuit will be dismissed subject to payment of unmaterial amounts to the Company to the claimant in the case.

-      A lawsuit and a motion to approve it as class action was filed on May 7, 2020, against the Company and 2 other respondents to the central district court. The applicant claimed that the company marketed several products as products approved by the chief rabbinate of Israel before the actual rabbinate approval was obtained. Thus, the applicant alleges a violation of various laws. The applicant contends that at this time he cannot estimate the amount of the class action in relation to all the members of the class action. A response to the request for approval was filed on February 4, 2021 and a pre-trial hearing was set for March 15, 2021. Further proof hearing has yet to be schedule. At this early stage, the company and its legal counsel are unable to assess the chances of the class action.

-      A lawsuit and a motion to approve it as class action was filed on June 24, 2020, against G. Willi-Food, Euro European Dairies, and another respondent to the Haifa District Court. The applicant claimed that the Company marketed several products with misleading captions and contrary to the provisions of the law and the relevant regulations. A response to the request for approval was submitted on November 9, 2020, and a pre-trial hearing was scheduled for July 12, 2021. At this early stage, the company and its legal counsel are unable to assess the chances of the class action.

-       A lawsuit and a motion to approve it as class action was filed on September 9, 2020, against Euro European Dairies to the Haifa district court. The applicant claimed that Euro European Dairies violated its obligations to import and market Gaude cheese in the quantities and prices it undertook as part of duty-free tenders. The applicant claims that he and the members of the group suffered damages in the amount of NIS 57 million. A response to the request for approval was submitted on February 1, 2021 and a pre-trial hearing was set for September 13, 2021. At this early stage, the company and its legal counsel are unable to assess the chances of the class action.

-       On May 26, 2020, a lawsuit was filed by Tnuva against the parent company and the company. According to the applicant, the packaging of several products marketed by the company constitutes an alleged infringing imitation of the packaging of Tnuva products. As part of the lawsuit, a declaratory order was requested that Tnuva's rights were violated, permanent restraining orders to prevent the continued use of the product packaging by the company, product collection orders from points of sale and an order to provide accounts regarding the company's revenue from sales of those products. In addition, financial remedies were requested for the payment of compensation valued at NIS 2.6 million. On July 26, 2020, a settlement agreement was signed between the parties, which concludes the proceedings in the case according to which Tnuva waived its financial claims against the parent company.